Related party transactions (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of transactions between related parties [line items]
Donations	$ (67)	$ (123)	$ (58)
Total associates and joint ventures	330	337	234
Total other related parties	(246)	(196)	(551)
Total Parent Company	56	13	39
Total Directors and Senior Management	(239)	(133)	(172)
Total	(99)	21	(450)
Other Associates And Joint Ventures [Member]
Disclosure of transactions between related parties [line items]
Financial operations	1	4	(9)
Leases and/or rights of use	27	15	3
Corporate services	37
Fees and remunerations	4	4	3
Camsa And Its Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Leases and/or rights of use		1
Management fee	(554)	(200)	(534)
Taaman [Member]
Disclosure of transactions between related parties [line items]
Corporate services	157
Willi-food International Ltd. [Member]
Disclosure of transactions between related parties [line items]
Corporate services	134
Other Related Parties [Member]
Disclosure of transactions between related parties [line items]
Financial operations	26
Leases and/or rights of use	12	18	(3)
Corporate services	4
Fees and remunerations	(10)
Legal services	(2)	(6)	(6)
Donations	(13)	(9)	(8)
Inversiones Financieras Del Sur S.A. [Member]
Disclosure of transactions between related parties [line items]
Financial operations	56	13	39
Directors [Member]
Disclosure of transactions between related parties [line items]
Fees and remunerations	(203)
Compensation of Directors and senior management	(10)	(126)	(156)
Senior Management [Member]
Disclosure of transactions between related parties [line items]
Compensation of Directors and senior management	(26)	(7)	(16)
Agrofy S.A. [Member]
Disclosure of transactions between related parties [line items]
Management fees / Directory		3
Financial operations	6	3
Agro Uranga S.A. [Member]
Disclosure of transactions between related parties [line items]
Sale of goods and/or services	2	3	3
Banco De Credito Y Securitizacion S.A. [Member]
Disclosure of transactions between related parties [line items]
Financial operations		39	21
Leases and/or rights of use	17	1	6
Condor Hospitality Trust Inc. [Member]
Disclosure of transactions between related parties [line items]
Financial operations	119	235	122
Tarshop S.A. [Member]
Disclosure of transactions between related parties [line items]
Leases and/or rights of use		14	12
Ispro-mehadrin [Member]
Disclosure of transactions between related parties [line items]
Sale of goods and/or services			57
Adama Agricultural Solutions Ltd. [Member]
Disclosure of transactions between related parties [line items]
Sale of goods and/or services		$ 16	$ 16